Debt - Interest Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Debt Disclosure [Abstract]
Total interest cost	$ 224	$ 205	$ 435	$ 397
Capitalized interest	(70)	(133)	(151)	(282)
Total interest expense, net	$ 154	$ 72	$ 284	$ 115